Debt (Details) - USD ($) $ in Millions	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2023	Dec. 31, 2022
Debt
Threshold minimum aggregate sales price in a qualified financing of Next Round Securities		$ 20.0
Amount considered for determination of conversion price of debt		300.0
Maximum
Debt
Amount of investment in notes		10.0
Maximum | For an investor that invests more than $1.0 million and less than $5.0 million
Debt
Amount of investment in notes			$ 5.0
Discount rate percentage			25.00%
Minimum
Debt
Amount of investment in notes		$ 5.0
Minimum | For an investor that invests up to $1.0 million
Debt
Amount of investment in notes			$ 1.0
Discount rate percentage			20.00%
Minimum | For an investor that invests more than $1.0 million and less than $5.0 million
Debt
Amount of investment in notes			$ 1.0
Convertible promissory notes
Debt
Total proceeds	$ 11.1
Interest rate percentage			1.68%
Threshold minimum aggregate sales price in a qualified financing of Next Round Securities			$ 20.0
Amount considered for determination of conversion price of debt			$ 300.0